Redeemable Convertible Preferred Shares and Shareholders' Equity - Summary of Fair value of the Warrants (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jun. 15, 2021	Dec. 31, 2020	Feb. 16, 2020
Financial Liabilities Fair Value Disclosure [Line Items]
Value of warrant per share	$ 9.24	$ 6.557	$ 3.782
Fair value of warrant liability		$ 7,731	$ 4,460
Redeemable Convertible Preferred Stock [Member]
Financial Liabilities Fair Value Disclosure [Line Items]
Number of redeemable convertible preferred shares issuable upon exercise of warrants		1,179,231	1,179,231